BUSINESS COMBINATION - Acquisition date fair value of purchase consideration (Details) - USD ($) $ in Thousands	Sep. 03, 2020	Feb. 06, 2020	Dec. 20, 2019
Rocketrip
Business Acquisition [Line Items]
Cash consideration	$ 2,500
Issuance of shares of Parent stock and Put Option	3,133
Deferred issuance of shares of Parent stock and Put Option	2,611
Total purchase price consideration	$ 8,244
Cosmopolitan Travel Services, Inc
Business Acquisition [Line Items]
Cash consideration		$ 39,000
Issuance of shares of Parent stock and Put Option		35,448
Total purchase price consideration		$ 74,448
LBF Travel Holdings LLC
Business Acquisition [Line Items]
Assumed liability			$ 3,423
Issuance of shares of Parent stock and Put Option			16,051
Earn-out consideration			396
Promissory notes issued			1,750
Total purchase price consideration			$ 21,620